April 5, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Information Statement for

Nuveen Investment Trust II

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary information statement for the Nuveen Equity Long/Short Fund, a series of the Registrant. It is intended that definitive materials will be provided to the sole shareholder or about April 15, 2013. Please call the undersigned at (312) 609-7616 with any questions or comments regarding this filing.

Sincerely,

/s/ Renee M. Hardt